Stock Option and Restricted Stock Plans - Additional Information (Detail) (USD $)	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008 2008 Stock Incentive Plan	Dec. 31, 2012 2008 Stock Incentive Plan
Number of shares authorized under plan			500,000
Maximum number of shares shares base stock option award granted to per employee			25,000
Stock option awards vest period				9 years 3 months
Share based compensation arrangement by share based payment award, award contractual period				9 years 6 months
Share-based compensation expense	$ 213,000	$ 200,000
Employee service share-based compensation, tax benefit from compensation expense	72,000	68,000
Total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plan	$ 926,000	$ 955,000
Total unrecognized compensation cost related to nonvested share-based compensatiocost is expected to be recognized over a weighted-average period	6 years 2 months 12 days